Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER GLOBAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001236572
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQVIX
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQVJX
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQQIX
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQQJX